3. ADVANCES FROM SHAREHOLDERS/OFFICERS (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Advances From Shareholdersofficers
Cash advances		$ 15,000
Fair value of common stock pledged as collateral by shareholder	170,000	170,000
Total	$ 170,000	$ 185,000	$ 5,000